SHARE-BASED COMPENSATION - Assumptions used to estimate the fair values of the share options granted (Details) - 2022 Option Incentive Plan	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award
Expected volatility, minimum	84.00%	82.00%	74.00%
Expected volatility, maximum	89.00%	85.00%	80.00%
Risk-free interest rate, minimum (per annum)	3.74%	3.57%	1.94%
Risk-free interest rate, maximum (per annum)	4.50%	4.47%	3.83%
Expected dividend yield	0.00%	0.00%	0.00%
Exercise multiples	2.5	2.5	2.5
Expected term	7 years	7 years	7 years
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award
Employee forfeiture rate (per annum)	7.50%	2.40%	3.80%
Fair value of underlying ordinary share (per share)	$ 3.62	$ 7.95	$ 18.11
Fair value of awards on valuation date	$ 3.11	$ 5.38	$ 12.93
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award
Employee forfeiture rate (per annum)	13.30%	7.50%	3.92%
Fair value of underlying ordinary share (per share)	$ 5.06	$ 15.47	$ 19.91
Fair value of awards on valuation date	$ 4.74	$ 10.51	$ 17.11